SELLING AND MARKETING EXPENSES	12 Months Ended
Dec. 31, 2024
SELLING AND MARKETING EXPENSES
SELLING AND MARKETING EXPENSES

NOTE 21 - SELLING AND MARKETING EXPENSES:

	Year Ended December 31,
	2024	2023	2022

	U.S. dollars in thousands
Payroll and related expenses	3,076	9,656	19,235
Share-based payments	(41)	(51)	553
Professional services	1,913	3,056	6,596
Samples	—	54	836
Travel, Fleet, meals and related expenses	302	736	5,136
Office-related expenses	329	566	1,510
Other	371	739	1,576
	5,950	14,756	35,442